ACQUISITIONS	9 Months Ended
Sep. 30, 2019
ACQUISITIONS
ACQUISITIONS

4.            ACQUISITIONS

Emerald Health Naturals

On January 10, 2019, the TSXV approved the Company’s agreement with Emerald Health Bioceuticals, Inc. (“EHB”), an entity with common directors, to form Emerald Health Naturals Inc. (“Naturals”). Per the formation agreement with EHB, the Company will invest $5,000,000 for a 51% ownership of Naturals and EHB will grant Naturals exclusive Canadian distribution right to EHB’s product line for 49% ownership (“Distribution Right”). The Company has invested $1,099,799 with the remaining amount included in Due to Related Parties on the condensed interim consolidated statements of financial position. The Company concluded that it controls Naturals and it has been consolidated, with non-controlling interest recognized for the EHB owned portion. Naturals operates primarily in Canada and is focused on developing natural health products that may provide wellness and medical benefits by interacting with the human body’s endocannabinoid system.

The Distribution Right is recorded at its acquisition date fair value of $4,802,000. It is an intangible asset, estimated to have an indefinite life because it is expected to generate cash flows indefinitely. As an indefinite life intangible asset, the Distribution Right is not amortized.

Concurrent with this agreement, Naturals entered into an agreement to acquire assets from GAB Innovations, Inc. (“GAB”) for cash consideration of $340,000. The Company paid $200,000 on closing and the balance is due on January 10, 2020. On the date of acquisition, management concluded that the assets acquired did not include significant processes or outputs, and therefore did not meet the definition of a business under IFRS 3 Business Combinations. As a result, the transaction was accounted for as an asset acquisition.

The total purchase price and the fair value of the net assets of GAB acquired are disclosed below:

Net assets acquired	Asset fair value	Relative fair value
	$	$
3 Natural Product Numbers	90,000	89,259
Plant and Equipment	102,824	101,976
Health Canada NHP Site License	150,000	148,765
	342,824	340,000

As part of the asset acquisition, Naturals acquired a Health Canada Natural Health Product (“NHP”) Site License. An NHP Site Licence is required for any site that manufactures, processes, packages, labels, imports, and/or stores NHPs in Canada. The acquired NHP Site License allowed EHN to start importing and storing NHPs in Q2 2019. This intangible asset was recorded at its acquisition date fair value. This asset has a finite life and will be amortized on a straight-line basis in accordance with the Company’s policy.

Verdélite Sciences Inc.

On May 2, 2018, the Company acquired 100% of the issued and outstanding shares of Verdélite and the shareholder loans payable by Verdélite, for total consideration of $90.0 million, payable 50% in cash and 50% in Common Shares (the “Purchase Price”). The Company paid $22.5 million in cash upon closing and $45.0 million was satisfied by the issuance of 9,911,894 Common Shares, of which 4,955,947 Common Shares were held in escrow until May 1, 2019 (Note 13). The remaining $22.3 million was originally payable in cash to the vendors of Verdélite (the “Vendors”) on May 1, 2019.

On May 1, 2019, the Vendors elected to receive $7.5 million of the remaining $22.3 million, as shares of the Company, with the remaining $14.8 million of the Purchase Price to be paid on or before May 30, 2019. The Company treated this change to the terms of settlement for the purchase of Verdélite as an extinguishment of the original terms, and not a modification under IFRS 9, Financial Instruments. The shares issued to the Vendors were valued on the five-day volume-weighted average price of the Common Shares of the Company on the TSXV, discounted 10%, calculated as of April 30, 2019. This resulted in the issuance of 2,129,707 Common Shares to the Vendors, at a deemed share price of $3.52 per Common Share. Under IFRIC 19,  Extinguishing Financial Liabilities with Equity Instruments, when equity instruments issued to a creditor to extinguish all or part of a financial liability are recognized initially, an entity shall measure them at the fair value of the equity instruments issued. The difference between the carrying amount of the financial liability extinguished and the consideration paid is recognized in profit or loss in the nine months ended September 30, 2019. The fair value of the equity issued to the Vendors on May 1, 2019 was $3.85 per share, resulting in a loss of $864,229 being recognized by the Company in the condensed interim consolidated statements of loss and comprehensive loss.

An additional loss was recognized on the renegotiation of terms of settlement, as the Company initially recorded the liability at $22.3 million, adjusted from the $22.5 million based on working capital adjustments. The difference of $164,857 has been recognized as a loss by the Company and is included in the settlement loss of $864,229 in the condensed interim consolidated statements of loss and comprehensive loss.

On May 30, 2019, the Company renegotiated the terms of the remaining $15.0 million payable to the Vendors. $5.0 million cash was paid in June 2019, with subsequent monthly payments of $1.0 million commencing mid July through to mid November 2019, with a final payment of $5.0 million plus accrued interest due on December 16, 2019. Interest on the outstanding balance began accruing May 31, 2019 at a rate of 10% per annum. The amount outstanding as at September 30, 2019 was $7,323,922.